[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06574
THE LATIN AMERICAN DISCOVERY FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Latin American Discovery Fund, Inc.

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
COMMON STOCKS (97.9%)
(Unless Otherwise Noted)
Argentina (2.6)%
Capital Markets
Pampa Holding SA GDR	(a)(d)	37,000	$719
Commercial Banks
Banco Macro Bansud SA ADR		58,892	1,999
Energy Equipment & Services
Tenaris SA ADR		76,150	3,495
			6,213
Brazil (55.5%)
Airlines
Tam SA ADR (Preference)		206,035	5,472
Automobiles
Localiza Rent A Car SA		104,800	3,207
Commercial Banks
Banco Bradesco SA ADR		39,169	1,584
Banco Bradesco SA (Preference)		92,786	1,891
Banco Itau Holding Financeira SA ADR (Preference)		231,705	8,068
Banco Itau Holding Financeira SA (Preference)		45,410	1,585
Banco Nacional SA (Preference)	(a)(c)	95,420,000	@—
Investimentos Itau SA (Preference)		393,229	2,195
Unibanco SA		153,872	1,358
Unibanco SA GDR		96,910	8,476
			25,157
Diversified Financial Services
Bradespar SA (Preference)		55,560	1,650
Electric Utilities
CEMIG SA ADR		101,644	4,945
EDP - Energias De Portugal		154,950	2,271
Eletropaulo Metropolitana de Sao Paulo SA (Preference)	(a)	2,399,051	112
			7,328
Food Products
Perdigao SA		166,800	2,235
Health Care Providers & Services
Diagnosticos da America SA	(a)	83,500	1,844
Household Durables
Cyrela Brazil Realty SA		220,049	2,042
Media
NET Servicos de Comunicacao SA (Preference)	(a)	186,815	2,528
Metals & Mining
CVRD ADR		26,300	973
CVRD ‘A’ (Preference)		33,606	1,050
CVRD ADR (Preference)		925,532	28,951
Gerdau SA		143,647	2,256
Gerdau SA ADR		113,122	2,051
Gerdau SA (Preference)		96,697	1,772
Usinas Siderurgicas de Minas Gerais SA ‘A’ (Preference)		52,281	2,532
			39,585
Multiline Retail
Lojas Americanas SA (Preference)		56,587,144	3,571
Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Preference)		118,712	2,659
Petroleo Brasileiro SA ADR		59,141	5,885

Petroleo Brasileiro SA ADR (Preference)		253,701	22,668
			31,212
Personal Products
Natura Cosmeticos SA		155,340	1,749
Road & Rail
All America Latina Logistica SA		236,900	2,872
			130,452
Chile (0.9)%
Airlines
Lan Airlines SA ADR		31,886	2,197
Colombia (0.8)%
Commercial Banks
BanColombia SA ADR (Preference)		70,250	1,945
Mexico (36.4%)
Commercial Banks
Grupo Financiero Banorte SA de CV, ‘O’		1,454,000	6,889
Construction Materials
Cemex SAB de CV ADR	(a)	248,900	8,151
Food & Staples Retailing
Wal-Mart de Mexico SA de CV ADR		23,447	1,004
Wal-Mart de Mexico SA de CV, ‘V’		3,835,946	16,378
			17,382
Household Durables
Corp. Geo SA de CV, ‘B’	(a)	1,025,694	5,947
Urbi Desarrollos Urbanos SA de CV	(a)	572,100	2,366
			8,313
Media
Grupo Televisa SA ADR		598,808	17,845
Wireless Telecommunication Services
America Movil SA de CV, ‘L’ ADR		565,057	27,004
			85,584
Panama (0.4%)
Airlines
Copa Holdings SA		19,304	994
Peru (1.3)%
Commercial Banks
Credicorp Ltd.		60,630	2,955
TOTAL COMMON STOCKS
(Cost $125,481)			230,340
		Face
		Amount
		(000)
SHORT-TERM INVESTMENT (2.0%)
United States (2.0%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 5.28%
dated 3/30/07, due 4/2/07,
repurchase price $4,779 (Cost $4,777)	$ (b)	4,777	4,777
TOTAL INVESTMENTS + (99.9%)
(Cost $130,258)			235,117
OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)			200
NET ASSETS (100%)			$235,317

(a)	Non-income producing.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%,

due 12/15/16, which had a total value of $1,661,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(c)	Security has been deemed illiquid at March 31, 2007.
(d)	144A Secuity — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
@	Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $130,258,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $104,859,000 of which $105,840,000 related to appreciated securities and $981,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
USD	1,145	$1,145	4/4/07	MXN	12,642	$1,145	$ @—
USD	36	36	4/2/07	BRL	74	36	@—
USD	33	33	4/2/07	MXN	365	33	@—
USD	270	270	4/3/07	MXN	2,974	269	(1)
BRL	45	22	4/3/07	USD	22	22	@—
BRL	501	242	4/4/07	USD	245	245	3
		$1,748				$1,750	$2

BRL	— Brazilian Real
MXN	— Mexican Peso
USD	— United States Dollar
@	— Value is less than $500.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Latin American Discovery Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	5/22/07